SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated financial statements with intercompany balances and transactions eliminated between the VIE and its subsidiary

	As of December 31,
	2020	2021

	(HK$ in thousands)
Total assets	162,897	254,602
Total liabilities	145,693	176,204

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)
Total operating revenue	65,681	103,433	210,161
Net income	8,807	20,727	52,741

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)
Net cash (used in)/generated from operating activities	(2,502)	(14,847)	2,340
Net cash generated from/(used in) investing activities	2,233	17,104	(3,327)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(269)	2,257	(987)
Cash, cash equivalents and restricted cash at beginning of the year	1,750	1,481	3,738
Cash, cash equivalents and restricted cash at end of the year	1,481	3,738	2,751

Schedule of property and equipment at the end of the estimated useful lives

Category	Estimated useful lives	Residual rate
Computers equipment	3 - 5 years	5%
Furniture and fixtures	3 - 5 years	5%
Office equipment	3 - 5 years	5%
Vehicle	5 years	5%
Office building	30 years	5%

Schedule of finite-lived intangible assets using estimated useful lives

Category	Estimated useful lives
Computer software	5 years

Schedule of brokerage commission income related to incentive program

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)
Brokerage commission income, gross	441,669	1,807,203	3,640,845
Less: revenue netted or deferred	(89,044)	(276,155)	(493,235)
Brokerage commission income, net	352,625	1,531,048	3,147,610